Stockholders' Equity and Regulatory Capital (Tables)	12 Months Ended
Jun. 30, 2014
Banking And Thrift [Abstract]
Summary of Bank's Regulatory Capital Levels

The following tables present information regarding the Bank’s regulatory capital levels at the dates presented.

	Actual		For Capital Adequacy Purposes				To be Well Capitalized under Prompt Corrective Action Provisions
	Amount	Ratio	Amount		Ratio		Amount		Ratio
	(Dollars in Thousands)

As of June 30, 2014:
Total capital (to risk-weighted assets)	$376,343	20.45%	≥	$147,232	≥	8.00%	≥	$184,040	≥	10.00%
Tier 1 capital (to risk-weighted assets)	363,956	19.78	≥	73,616	≥	4.00	≥	110,424	≥	6.00
Core (Tier 1) capital (to adjusted total assets)	363,956	10.75	≥	135,420	≥	4.00	≥	169,275	≥	5.00
Tangible capital (to adjusted total assets)	363,956	10.75	≥	50,783	≥	1.50	≥	—	≥	—

As of June 30, 2013:
Total capital (to risk-weighted assets)	$353,386	21.77%	≥	$129,850	≥	8.00%	≥	$162,313	≥	10.00%
Tier 1 capital (to risk-weighted assets)	342,490	21.10	≥	64,925	≥	4.00	≥	97,388	≥	6.00
Core (Tier 1) capital (to adjusted total assets)	342,490	11.32	≥	121,054	≥	4.00	≥	151,317	≥	5.00
Tangible capital (to adjusted total assets)	342,490	11.32	≥	45,395	≥	1.50	≥	—	≥	—